Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease in accounts receivables	$ 43	$ 27
Decrease in prepaid expenses	14	9
Decrease in trade payables and accrued liabilities	(66)	(21)
Total changes in working capital	$ (9)	$ 15